PENSION AND OTHER POSTRETIREMENT BENEFITS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Reacquired stock or repurchases of common stock		$ 200,000,000	$ 0
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension notional amount		4,025,000,000	2,567,000,000
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Pension notional amount		124,000,000	$ 120,000,000
Cash pension contributions		$ 12,000,000
Minimum | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage		45.00%
Minimum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage		25.00%
Minimum | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage		5.00%
Minimum | Other than Securities Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage		10.00%
Maximum | Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage		65.00%
Maximum | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage		40.00%
Maximum | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage		10.00%
Maximum | Other than Securities Investment
Defined Benefit Plan Disclosure [Line Items]
Target allocations percentage		20.00%
Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets		6.75%	6.40%	6.15%
Accumulated benefit obligation		$ 12,800,000,000	$ 13,300,000,000
Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Expected rate of return on plan assets		5.15%	3.61%	4.03%
Accumulated benefit obligation		$ 4,700,000,000	$ 4,400,000,000
Forecast | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Contributions to pension plans	$ 12,000,000
Forecast | Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate, service costs	5.06%
Discount rate, interest costs	4.89%
Expected rate of return on plan assets	7.00%